Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 5,254	$ 11,685
Accounts receivable, net	2,218
Non-trade accounts receivable, net	1,848	1,493
Non-trade accounts receivable – related parties	796
Inventories, net	1,499
Prepaid expenses and other current assets	3,084	48
Total current assets	14,699	13,226
Property, plant and equipment, net	7,333
Intangible assets, net	6,347
Deferred transaction costs		9,265
Goodwill	58,909
Other noncurrent assets	7,796
TOTAL ASSETS	95,084	22,491
Current liabilities:
Accounts payable	10,141	4,651
Accounts payable – related parties	78
Non-trade accounts payable	47,553
Non-trade accounts payable – related parties	461
Short term debt	2,625
Short term debt – related parties	1,659	484
Current portion of long-term debt	1,246
Convertible promissory notes	2,296
July investment agreement derivative		379,205
CPU Share Allocation Obligation		292,680
Accrued expenses and other current liabilities	27,408	339
Total current liabilities	93,467	677,359
Long term debt	2,309
Long term debt – related parties	16
Convertible debentures	17,395
Other noncurrent liabilities	749
Total Liabilities	113,936	677,359
Commitments and contingencies (Note 19)
Stockholders’ Deficit
Common stock $0.0001 par value, 1,500,000,000 shares authorized, 621,790,646 and 0 shares issued and outstanding as of June 30, 2026 and December 31, 2025	62	45	[1]
Additional paid-in capital	1,113,050	(2,374)
Convertible preferred units (Note 13 – Equity)		26,262
Accumulated deficit	(1,131,031)	(678,807)
Accumulated other comprehensive (loss) income	(942)	6
Total stockholders’ deficit	(18,862)	(654,868)
Noncontrolling interest	10
Total deficit	(18,852)	(654,868)
Total liabilities and stockholders’ deficit	$ 95,084	$ 22,491

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 3